Summary of significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2018
Significant accounting policies
Schedule of impact of IFRS 9 impairment model

(€ in thousands)
Loss allowance at December 31, 2017 under IAS 39	482
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	62
Additional trade receivables recognized on adoption of IFRS 15	1
Loss allowance at January 1, 2018 under IFRS 9	545

Schedule of expected credit loss regarding trade receivables

January 1, 2018
		Equivalent to external
		credit rating	Probability of	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	default	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,674	22	1,652
Grades 8-9:	Substandard	CCC- to B	7.0%	363	25	338
Grade 10:	Doubtful	C to CC	25.0%	14	3	11
Grade 11:	Loss	D	100.0%	8	8	0
				5,333	63	5,270

March 31, 2018
		Equivalent to external
		credit rating	Probability of	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	default	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	2,828	4	2,824
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,609	21	1,588
Grades 8-9:	Substandard	CCC- to B	7.0%	412	29	383
Grade 10:	Doubtful	C to CC	25.0%	9	2	7
Grade 11:	Loss	D	100.0%	59	59	0
				4,917	115	4,802

IFRS 15-Revenue from Contracts with Customers
Significant accounting policies
Schedule of initial application of standards

Impact at January 1, 2018	Impact on adopting IFRS 15 at January 1, 2018
(€ in thousands)
Retained earnings	(100)

Recognition of revenues from maintenance and extended warranty contracts	(100)

The following table summarizes the impacts of adopting IFRS 15 on the Company’s consolidated interim consolidated statement of financial position as of March 31, 2018 and its consolidated interim statement of comprehensive loss for the three months then ended for each of the line items affected.

			Amounts without
03/31/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Total assets	67,707	15	67,722

Current assets	38,347	15	38,362
Trade receivables	4,802	15	4,817

Total equity and liabilities	67,707	59	67,766

Current liabilities	8,957	59	9,016
Deferred income	69	752	821
Contract liabilities	2,969	(2,969)	--
Other liabilities and provisions	2,024	2,276	4,300

			Amounts without
03/31/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Revenue	5,052	(44)	5,008
Impairment loss on trade receivables	(53)	53	--
Operating loss	(2,254)	9	(2,245)
Loss before income taxes	(1,576)	9	(1,567)
Net loss	(1,582)	9	(1,573)
Total comprehensive loss	(1,661)	9	(1,652)

IFRS 9-Financial Instruments
Significant accounting policies
Schedule of classification changes under IFRS 9

			Original	New
	Original classification	New classification	carrying amount	carrying amount
01/01/2018	under IAS 39	under IFRS 9	under IAS 39	under IFRS 9
			(€ in thousands)
Financial assets			27,063	27,000

Non-current assets
Equity securities	Available‑for‑sale financial assets	FVOCI	5	5
Derivative financial instruments	A financial asset or financial liability at fair value through profit or loss	Mandatorily at FVTPL	352	352
Current assets
Bond funds	Available‑for‑sale financial assets	FVOCI	14,044	14,044
Cash and cash equivalents	Loans and receivables	Amortized cost	7,569	7,569
Trade receivables	Loans and receivables	Amortized cost	5,093	5,030

Financial liabilities			20,416	20,416

Non-current liabilities
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	16,242	16,242
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	171	171
Current liabilities
Bank overdraft	Financial liabilities measured at amortized cost	Amortized cost	58	58
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	796	796
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	308	308
Trade payables	Financial liabilities measured at amortized cost	Amortized cost	2,841	2,841